Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions and contingent liabilities
25	Provisions and contingent liabilities
25.1	Provisions

	12.31.2020	12.31.2019
Product warranties (i)	73.9	67.1
Provisions for labor, taxes and civil (ii)	55.4	66.4
Taxes (iii)	34.5	41.7
Post retirement benefits (Note 26)	27.9	11.7
Environmental provision	1.4	0.3
Other	19.6	15.7

	212.7	202.9

Current portion	98.5	103.1
Non-current portion	114.2	99.8

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.

(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 25.1.1.
(iii)	Accrual of tax provisions mainly relates to indirect taxes recognized in relation to revenue recognition of long-term contracts.
Change in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Environment provision	Other	Total
At December 31, 2017	101.1	54.2	36.1	41.8	1.8	25.3	260.3

Additions	38.1	24.6	0.6	0.8	2.0	8.0	74.1
Interest	—	5.1	2.9	—	—	—	8.0
Used/payments	(24.9)	(6.4)	(3.3)	(11.2)	—	—	(45.8)
Reversals	(16.2)	(11.8)	(0.2)	—	(1.0)	—	(29.2)
Translation adjustments	(0.1)	(7.3)	(4.4)	—	(0.4)	(12.8)	(25.0)

At December 31, 2018	98.0	58.4	31.7	31.4	2.4	20.5	242.4

Additions	54.2	23.8	—	63.9	2.3	—	144.2
Interest	—	5.2	2.2	—	—	—	7.4
Used/payments	(29.7)	(7.1)	—	(54.0)	(1.7)	(0.4)	(92.9)
Reversals	(43.2)	(10.6)	(1.8)	—	—	—	(55.6)
Translation adjustments	(0.2)	(1.9)	(0.7)	0.4	(0.1)	(0.6)	(3.1)
Reclassification - Liabilities held for sale	(12.0)	(1.4)	(19.7)	—	(2.6)	(3.8)	(39.5)

At December 31, 2019	67.1	66.4	11.7	41.7	0.3	15.7	202.9

Additions	42.0	8.5	2.5	147.2	0.4	4.5	205.1
Interest	—	5.4	3.6	—	—	—	9.0
Used/payments	(30.4)	(4.7)	(2.2)	(154.4)	(0.6)	—	(192.3)
Reversals	(15.8)	(8.0)	—	—	(0.4)	—	(24.2)
Translation adjustments	(1.0)	(13.6)	(7.4)	—	(0.9)	(4.4)	(27.3)
Reclassification - Liabilities held for sale	12.0	1.4	19.7	—	2.6	3.8	39.5

At December 31, 2020	73.9	55.4	27.9	34.5	1.4	19.6	212.7

25.1.1	Labor, tax and civil provisions

	12.31.2020	12.31.2019
Tax related
IRPJ (i)	10.8	13.6
PIS and COFINS	4.2	5.3
Social security contributions (ii)	1.8	2.4
Import taxes (iii)	0.6	0.8
Others	0.2	—

	17.6	22.1
Labor related
Plurimas 461/1379 (iv)	6.5	9.6
Reintegration (v)	5.7	6.0
Overtime (vi)	6.2	7.6
Dangerousness (vii)	1.3	1.4
Indemnity (viii)	4.9	4.9
Third parties	1.5	1.5
Others	11.5	12.9

	37.6	43.9
Civil related
Indemnity (ix)	0.2	0.4

	0.2	0.4

	55.4	66.4

Current portion	16.7	21.4
Non-current portion	38.7	45.0

(i)	The Company has obtained an injunction to suspend collection of withholding tax related to values transferred overseas.
(ii)	On September 2, 2020, the Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.

(iii)
Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (
Supremo Tribunal de Justiça
).

(iv)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.
(v)	Suits brought by former employees claiming reinstatement with the Company for various reasons.
(vi)	Requests for payment of alleged differences in relation to overtime.
(vii)	Requests that seek recognition of hazardous activity.
(viii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.
(ix)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.

The tax, labor and civil provisions are recorded in accordance with the Company’s accounting policy and the amounts shown here represent the estimated amounts that the Company’s legal department, supported by its external counsel, expect the Company to have to disburse to settle the lawsuits.

25.2	Contingent liabilities
Contingent liabilities are amounts classified as possible losses, in accordance with the Company’s accounting policy, in the opinion of the Company’s legal department, supported by its external counsel. When the contingent liability arises from the same set of circumstances as an existing provision, the type of the corresponding provision is indicated at the end of the description. The Company’s main contingent liabilities are listed below:

(i)	The Company has a legal dispute over AIIM on SAT / Agentes Nocivos from 2003 in the amount of US$ 6.0 on December 31, 2020 (US$ 7.7 on December 31, 2019).

(ii)	The Company has a dispute about the transfer price calculation from the year 2009 in the amount of US$ 8.0 on December 31, 2020 (US$ 10.3 on December 31, 2019).

(iii)	The Company is involved in a legal dispute related to tax credits paid by its subsidiaries abroad amounting to US$ 86.8 on December 31, 2020 (US$ 109.7 on December 31, 2019).

(iv)
The Company has a dispute on the 2007 Tax Assessment Notice regarding the validity of the provisions contained in the Normative Instruction No. 213/02, which determined the taxation of profits from abroad through the application of Brazilian rules. The dispute involves transfer pricing in loans between associates, equity method, among others. On September 1, 2010, decadence had been accepted to exclude the requirements of the first three quarters of 2002, and it was determined to carry out diligence to collect information requested by the National Treasury Attorney (
Procuradoria da Fazenda Nacional
- PNF). In April 2019 the judge trial was converted into diligence. The amount is US$ 157.9 on December 31, 2020 (US$ 201.1 on December 31, 2019).

(v)
The Company has a discussion on the disallowance of credits launched in several PERDCOMPs (electronic request for reimbursement or refund and tax offset statement program in Brazil) in the amount of US$ 56.8 on December 31, 2020 (US$ 51.0 on December 31, 2019). In 2020, the Company received notice on a new disallowance of US$ 16.7 regarding credits of PIS and COFINS derived from import processes.

(vi)	Other tax lawsuits in the amount of US$ 0.5 as of December 31, 2020 (US$ 0.6 as of December 31, 2019).

(vii)	The Company has contingent liabilities amounting to US$ 26.8 on December 31, 2020 (US$ 20.9 on December 31, 2019) related to several labor claims.

25.3	SEC/DOJ and Brazilian public prosecutor’s investigations
In October 2016, the Company entered into definitive agreements with the United States and Brazilian authorities for the resolution of criminal and civil violations of the United States (Foreign Corrupt Practices Act of 1977 or FCPA) and for the resolution of allegations regarding violations of certain Brazilian laws.
Under the final agreements with the DOJ (U.S. Department of Justice) and the SEC (U.S. Securities and Exchange Commission):

•
The Company paid approximately, US$98.2 to the SEC (of which US$20.0 million or R$64.0 million was due to the Brazilian Securities and Exchange Commission (CVM or
Comissão de Valores Mobiliários
) and the Brazilian Federal Public Prosecutor’s Office (MPF or
Ministério Público Federal
) under the term of undertaking (TCAC or
Termo de Compromisso e de Ajustamento de Conduta
), in the form of disgorgement of undue profits and compensatory interest.

•
The Company paid, approximately, US$107.3 to the DOJ, as penalty for one count of violating provisions of FCPA on undue payments to government officials and accurate accounting books and records and one count of violating the internal controls provisions of the FCPA.

•
As per a deferred prosecution agreement (DPA), the DOJ deferred the liability regarding the acknowledge facts for three years. In November 2020, the DOJ dismissed the information related to such allegations of violating of FCPA against Embraer. The case is closed after Embraer has successfully completed the external and independent monitoring procedure that concluded that Embraer’s compliance program is satisfactorily designed and implemented aiming at detecting and preventing violations of anti-corruption laws.

The Final Agreements and the TCAC represent the conclusion of the internal investigation of allegations of noncompliance with the FCPA and certain Brazilian laws in four aircraft sales outside Brazil between 2007 and 2011.
Related proceedings and developments are ongoing and could result in additional fines and possibly other sanctions and adverse consequences, which may be substantial. The Company believes that there is no adequate basis at this time for estimating accruals or quantifying any contingency with respect to these matters and its developments.
In this regard, on February 23, 2017 the Company entered into an Exoneratory Agreement with the Mozambican authorities for collaboration with the investigations in that country and under which there are no financial obligations for Embraer. In July 2018, the Company entered into a collaboration agreement with the Attorney General’s Office of the Dominican Republic in exchange for our cooperation with ongoing investigations in that country and paid US$7.0 to the Dominican Republic.
The Company will continue to cooperate with governmental authorities, as circumstances may require.